Employee Benefit Plan, Summary of Accounting Policy (Policies) - Albemarle Corporation Retirement Savings Plan	12 Months Ended
Dec. 31, 2025
EBP, Accounting Policy, Accounting Standard Update, and Change in Accounting Principle [Abstract]
EBP, Basis of Accounting	General: The accompanying financial statements of the Plan have been prepared on the accrual basis of accounting.
EBP, Use of Estimate
Accounting Estimates:

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires the Plan to make significant estimates and assumptions that affect the reported amounts of assets as of the date of the financial statements and the reported amounts of changes in assets available for benefits during the reporting period. Actual results could differ from those estimates.

EBP, Investment
Securities Valuation:

Investments are stated at values determined as follows:

Common stocks	-	Fair value, based on the last published sale price on the New York Stock Exchange (or other major exchange).

Mutual funds	-	Net asset value of shares or units held by the Plan at year-end, based on the quoted market value of the underlying assets. There are no restrictions on redemptions of these investments.

Money Market Funds	-	Cost, which approximates fair value based on short term maturities and liquidity.

Common/Collective Trusts:

Stable Value Retirement Fund	-	Net asset value of units held by the Plan at year-end, with the underlying assets valued as follows: investments in Guaranteed Insurance Contracts (“GIC’s”) and Bank Investment Contracts (“BIC’s”) with benefit responsive features are carried at cost plus accrued interest. Money market instruments and U.S. Government agency obligations are valued at amortized cost, which approximates fair value.

Equities	-
Net asset value of units held by the Plan at year-end. The net asset value is determined by each fund’s trustee based upon the fair value of the underlying assets owned by the fund, less liabilities, divided by the number of outstanding units. Redemption is permitted daily with no significant restrictions or notice periods. These funds had no unfunded commitments at December 31, 2025.

Fixed Income	-
Net asset value of units held by the Plan at year-end. The net asset value is determined by each fund’s trustee based upon the fair value of the underlying assets owned by the fund, less liabilities, divided by the number of outstanding units. Redemption is permitted daily with no significant restrictions or notice periods. These funds had no unfunded commitments at December 31, 2025.

The preceding methods described may produce a fair value calculation that may not be indicative of net realizable value or reflective of future fair values. Furthermore, although the Plan believes its valuation methods are appropriate and consistent with other market participants, the use of different methodologies or assumptions to determine the fair value of certain financial instruments could result in a different fair value measurement at the reporting date.

us-gaap-ebp_EmployeeBenefitPlanBasisOfAccountingPolicyTextBlock
Securities Transactions and Related Investment Income:

Securities transactions are accounted for on a trade-date basis and dividend income is recorded on the ex-dividend date. Interest income is recorded when earned. The Plan reports in the Statement of Changes in Net Assets Available for Benefits the “net appreciation in fair value of investments,” which consists of realized gains and losses and changes in the unrealized appreciation (depreciation) on those investments. Investment income is allocated to participant accounts in proportion to the participant’s account balance.

EBP, Payment to Participant	Payment of benefits: Benefit payments are recorded when paid.
EBP, Expense
Administrative Expenses:

Administrative expenses associated with operating and managing the Plan are paid by the Company in accordance with a fee agreement with the Trustee, and are generally calculated based on the number of participants in the Plan. However, in accordance with the fee agreement, the Plan may receive credits from the Trustee based on the level of investment-related processing, service and other fees earned by the Trustee. Such credits are included in Dividends, interest and other income on the Statement of Changes in Net Assets Available for Benefits. Plan participants who have selected the self-directed brokerage account option pay an annual record-keeping fee as well as commissions and fees for certain trades.

EBP, Accounting Policy [Line Items]
EBP, Basis of Accounting	General: The accompanying financial statements of the Plan have been prepared on the accrual basis of accounting.
EBP, Use of Estimate
Accounting Estimates:

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires the Plan to make significant estimates and assumptions that affect the reported amounts of assets as of the date of the financial statements and the reported amounts of changes in assets available for benefits during the reporting period. Actual results could differ from those estimates.

EBP, Investment
Securities Valuation:

Investments are stated at values determined as follows:

Common stocks	-	Fair value, based on the last published sale price on the New York Stock Exchange (or other major exchange).

Mutual funds	-	Net asset value of shares or units held by the Plan at year-end, based on the quoted market value of the underlying assets. There are no restrictions on redemptions of these investments.

Money Market Funds	-	Cost, which approximates fair value based on short term maturities and liquidity.

Common/Collective Trusts:

Stable Value Retirement Fund	-	Net asset value of units held by the Plan at year-end, with the underlying assets valued as follows: investments in Guaranteed Insurance Contracts (“GIC’s”) and Bank Investment Contracts (“BIC’s”) with benefit responsive features are carried at cost plus accrued interest. Money market instruments and U.S. Government agency obligations are valued at amortized cost, which approximates fair value.

Equities	-
Net asset value of units held by the Plan at year-end. The net asset value is determined by each fund’s trustee based upon the fair value of the underlying assets owned by the fund, less liabilities, divided by the number of outstanding units. Redemption is permitted daily with no significant restrictions or notice periods. These funds had no unfunded commitments at December 31, 2025.

Fixed Income	-
Net asset value of units held by the Plan at year-end. The net asset value is determined by each fund’s trustee based upon the fair value of the underlying assets owned by the fund, less liabilities, divided by the number of outstanding units. Redemption is permitted daily with no significant restrictions or notice periods. These funds had no unfunded commitments at December 31, 2025.

The preceding methods described may produce a fair value calculation that may not be indicative of net realizable value or reflective of future fair values. Furthermore, although the Plan believes its valuation methods are appropriate and consistent with other market participants, the use of different methodologies or assumptions to determine the fair value of certain financial instruments could result in a different fair value measurement at the reporting date.

us-gaap-ebp_EmployeeBenefitPlanBasisOfAccountingPolicyTextBlock
Securities Transactions and Related Investment Income:

Securities transactions are accounted for on a trade-date basis and dividend income is recorded on the ex-dividend date. Interest income is recorded when earned. The Plan reports in the Statement of Changes in Net Assets Available for Benefits the “net appreciation in fair value of investments,” which consists of realized gains and losses and changes in the unrealized appreciation (depreciation) on those investments. Investment income is allocated to participant accounts in proportion to the participant’s account balance.

EBP, Payment to Participant	Payment of benefits: Benefit payments are recorded when paid.
EBP, Expense
Administrative Expenses:

Administrative expenses associated with operating and managing the Plan are paid by the Company in accordance with a fee agreement with the Trustee, and are generally calculated based on the number of participants in the Plan. However, in accordance with the fee agreement, the Plan may receive credits from the Trustee based on the level of investment-related processing, service and other fees earned by the Trustee. Such credits are included in Dividends, interest and other income on the Statement of Changes in Net Assets Available for Benefits. Plan participants who have selected the self-directed brokerage account option pay an annual record-keeping fee as well as commissions and fees for certain trades.